PROPERTY, PLANT AND EQUIPMENT - Cost Model (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 6,803	$ 6,706
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	14,633	16,596
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	13,013	13,993
Data
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 11,856	$ 7,840